CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (CAPITAL DEFICIENCY) - USD ($)	Ordinary shares.	Additional paid-in capital [member]	Accumulated deficit	Total
Balance at beginning of period at Dec. 31, 2023	$ 21,441,000	$ 388,363,000	$ (407,735,000)	$ 2,069,000
Share-based compensation to employees and service providers			766,000	766,000
Issuance of ordinary shares, net of issuance costs	13,135,000	(12,821,000)		314,000
Issuance Of Ordinary Shares For Vested RSUs	209,000	(209,000)
Comprehensive income (loss)			(3,088,000)	(3,088,000)
Balance at end of period at Jun. 30, 2024	34,785,000	375,333,000	(410,057,000)	61,000
Balance at beginning of period at Dec. 31, 2024	35,036,000	375,082,000	(414,801,000)	(4,683,000)
Share-based compensation to employees and service providers			815,000	815,000
Issuance of ordinary shares, net of issuance costs	26,949,000	(23,360,000)		3,589,000
Issuance Of Ordinary Shares For Vested RSUs	1,419,000	(1,419,000)
Comprehensive income (loss)			(4,133,000)	(4,133,000)
Balance at end of period at Jun. 30, 2025	$ 63,404,000	$ 350,303,000	$ (418,119,000)	$ (4,412,000)